Dividends and other reserves - Narrative (Details) - GBP (£) £ / shares in Units, £ in Millions		6 Months Ended
	Jan. 25, 2023	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022
Disclosure of reserves within equity [line items]
Interim dividend per share (in GBP per share)		£ 0.2936
Other reserves		£ 1,551	£ 2,193	£ 2,174
Capital redemption reserve		3,206	3,224
Hedging reserve surplus		61	96
Exchange reserve deficit		(1,716)	(1,127)
Reserve of change in value of foreign currency basis spreads		£ 22	£ 22
Major ordinary share transactions
Disclosure of reserves within equity [line items]
Interim dividend per share (in GBP per share)	£ 0.3083